Debt - Summary of types of borrowings both current and non-current (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings
Debt	£ 6,497	£ 6,730
Short-term bank loans, overdrafts and commercial paper
Disclosure of detailed information about borrowings
Debt	220	102
Term debt, excluding fair value hedging relationships
Disclosure of detailed information about borrowings
Debt	3,546	3,641
Lease liabilities
Disclosure of detailed information about borrowings
Debt	141	182
Term debt, in fair value hedging relationships
Disclosure of detailed information about borrowings
Debt	2,471	2,554
Term debt, previously in fair value hedging relationships
Disclosure of detailed information about borrowings
Debt	119	251
Within 1 year
Disclosure of detailed information about borrowings
Debt	1,313	870
Within 1 year | Short-term bank loans, overdrafts and commercial paper
Disclosure of detailed information about borrowings
Debt	220	102
Within 1 year | Term debt, excluding fair value hedging relationships
Disclosure of detailed information about borrowings
Debt	606
Within 1 year | Lease liabilities
Disclosure of detailed information about borrowings
Debt	57	67
Within 1 year | Term debt, in fair value hedging relationships
Disclosure of detailed information about borrowings
Debt	430	576
Within 1 year | Term debt, previously in fair value hedging relationships
Disclosure of detailed information about borrowings
Debt		125
After 1 year
Disclosure of detailed information about borrowings
Debt	5,184	5,860
After 1 year | Term debt, excluding fair value hedging relationships
Disclosure of detailed information about borrowings
Debt	2,940	3,641
After 1 year | Lease liabilities
Disclosure of detailed information about borrowings
Debt	84	115
After 1 year | Term debt, in fair value hedging relationships
Disclosure of detailed information about borrowings
Debt	2,041	1,978
After 1 year | Term debt, previously in fair value hedging relationships
Disclosure of detailed information about borrowings
Debt	£ 119	£ 126